UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  June 30, 2010

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	August 12, 2010

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  73
Form 13F Information Table Value Total:  389184

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											    VOTING AUTHORITY
											SOLE   SHARED      NONE
Ace Ltd		COM	H0023R105	8605	167160	SH		SOLE		33870		133290
Adminstaff Inc	COM	007094105	359	14850	SH		SOLE		0		14850
Alleghany	COM	017175100	513	1748	SH		SOLE		0		1748
Amgen		COM	031162100	7783	147975	SH		SOLE		31060		116915
Apache Corp	COM	037411105	4950	58795	SH		SOLE		12330		46465
Applied MaterialCOM	038222105	3951	328707	SH		SOLE		68770		259937
ATC Technology	COM	00211W104	459	28500	SH		SOLE		0		28500
Bank of NY	COM	064057102	5557	225078	SH		SOLE		47560		177518
BB&T CORP	COM	054937107	6420	244002	SH		SOLE		51795		192207
Best Buy	COM	086516101	6757	199550	SH		SOLE		42530		157020
BHP Billiton 	COM	088606108	7774	125400	SH		SOLE		26740		98660
Boston ScientificCOM	110137107	6740	1162085	SH		SOLE		233080		929005
Cal Dive Intn'l COM	12802T101	497	84900	SH		SOKE		0		84900
Cintas Corp	COM	172908105	7685	320595	SH		SOLE		68210		252385
Cisco Systems	COM	17275R102	7167	336302	SH		SOLE		71310		264992
ConocoPhillips	COM	20825C104	7813	159155	SH		SOLE		34480		124675
Darden Rest.	COM	237194105	3729	95975	SH		SOLE		20400		75575
Dell Inc	COM	24702R101	9313	772245	SH		SOLE		163470		608775
Eli Lilly 	COM	277461109	7293	217702	SH		SOLE		45980		171722
Encana Corp	COM	292505104	6539	215515	SH		SOLE		47160		168355
Ensco Intl	COM	26874Q100	8440	214860	SH		SOLE		45760		169100
Fair Isaac Corp	COM	303250104	413	18970	SH		SOLE		0		18970
Forest Lab	COM	345838106	10484	382215	SH		SOLE		77090		305125
Fresh Del Monte	ORD	G36738105	411	20300	SH		SOLE		0		20300
Frontline Ltd	COM	G3682E127	285	10000	SH		SOLE		0		10000
General Cable	COM	369300108	466	17500	SH		SOLE		0		17500
GE	 	COM	369604103	11198	776535	SH		SOLE		159360		617175
Harley Davidson	COM	412822108	3167	142482	SH		SOLE		30720		111762
Home Depot 	COM	437076102	8832	314637	SH		SOLE		66432		248205
Horsehead Hldg	COM	440694305	3339	441693	SH		SOLE		85246		356447
Intel Corp 	COM	458140100	5839	300226	SH		SOLE		63180		237046
Jack in the Box	COM	466367109	5881	302340	SH		SOLE		59690		242650
Jacobs Engin.	COM	469814107	255	7000	SH		SOLE		0		7000
Johnson&Johnson	COM	478160104	8886	150458	SH		SOLE		31870		118588
Kroger		COM	501044101	5834	296300	SH		SOLE		63230		233070
Lab Corp	COM	50540R409	4040	53615	SH		SOLE		11515		42100
Legg Mason, Inc	COM	524901105	11355	405105	SH		SOLE		82980		322125
Lowe's CompaniesCOM	548661107	9517	466070	SH		SOLE		97930		368140
Maxim IntegratedCOM	57772K101	5770	344870	SH		SOLE		73580		271290
Microsoft Corp 	COM	594918104	10296	447459	SH		SOLE		95880		351579
Monsanto	COM	61166W104	208	4500	SH		SOLE		0		4500
Murphy Oil	COM	626717102	7492	151210	SH		SOLE		31920		119290
Nabors Ind.	COM	G6359F103	7455	423080	SH		SOLE		93410		329670
NCR		COM	62886E108	376	31000	SH		SOLE		0		31000
Noble		COM	H5833N103	11444	370225	SH		SOLE		75950		294275
Nokia Corp	COM	654902204	8775	1076647	SH		SOLE		221530		855117
Nucor Corp	COM	670346105	4561	119150	SH		SOLE		25300		93850
Oracle Corp	COM	68389X105	7768	361970	SH		SOLE		76600		285370
Overhill Farms	COM	690212105	327	55450	SH		SOLE		0		55450
Patterson Co	COM	703395103	5868	205670	SH		SOLE		43120		162550
Pfizer Inc	COM	717081103	7559	530056	SH		SOLE		112354		417702
Pinnacle Air	COM	723443107	508	93400	SH		SOLE		0		93400
Pursafe Water	COM	74624H103	2	14000	SH		SOLE		0		14000
Regions Fin	COM	7591EP100	125	19037	SH		SOLE		0		19037
RoyalDutchShell	COM	780259206	9470	188565	SH		SOLE		40000		148565
Int-Energy	SBI	81369y506	298	5990	SH		SOLE		0		5990
SIRIUS XM RADIO	COM	82967N108	9	10000	SH		SOLE		0		10000
State Street	COM	857477103	9117	269575	SH		SOLE		55360		214215
Stryker Corp	COM	863667101	6943	138685	SH		SOLE		29570		109115
Suntrust Banks	COM	867914103	211	9074	SH		SOLE		0		9074
Synovus Finl	COM	87161C105	290	114183	SH		SOLE		0		114183
Sysco Corp	COM	871829107	9400	329017	SH		SOLE		70010		259007
Torchmark 	COM	891027104	6828	137905	SH		SOLE		28640		109265
United Commnty	COM	90984P105	240	60800	SH		SOLE		0		60800
United Health 	COM	91324P102	452	15900	SH		SOLE		0		15900
UPS		COM	911363109	8152	143290	SH		SOLE		30160		113130
VALE		COM	91912E105	7369	302610	SH		SOLE		65310		237300
Valero Energy	COM	91913y100	10851	603485	SH		SOLE		122730		480755
Vodafone Group	COM	92857W209	4684	226605	SH		SOLE		41910		184695
Walgreens	COM	931422109	7497	280794	SH		SOLE		59250		221544
XL Capital	COM	G98255105	10155	634320	SH		SOLE		128530		505790
Zimmer Holding	COM	98956P102	9890	182987	SH		SOLE		38965		144022
SP 100 IDX FD	ISHARES	TR 464287101	251	5355	SH		SOLE		0		5355